UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS EAFE® Equity Index Fund

	Shares	Value ($)

Common Stocks 98.0%
Australia 5.7%
ABC Learning Centres Ltd.	14,338	84,453
AGL Energy Ltd.	13,638	177,987
Alinta Ltd.	13,803	162,159
Alumina Ltd.	39,127	231,417
Amcor Ltd.	32,764	200,146
AMP Ltd.	64,898	545,568
Ansell Ltd.	2,546	23,896
APN News & Media Ltd.	5,974	28,421
Aristocrat Leisure Ltd.	11,798	156,550
ASX Ltd.	5,746	204,560
Australia & New Zealand Banking Group Ltd.	61,734	1,483,485

AXA Asia Pacific Holdings Ltd.	23,755	138,770
Babcock & Brown Ltd.	7,127	158,405
BHP Billiton Ltd.	116,364	2,814,147
Billabong International Ltd.	3,349	45,252
BlueScope Steel Ltd.	26,222	222,770
Boral Ltd.	20,006	133,380
Brambles Ltd.*	52,001	572,627
Caltex Australia Ltd.	3,811	73,572
Centro Properties Group	28,443	200,445
CFS Retail Property Trust (Units)	49,764	89,386
Coca-Cola Amatil Ltd.	19,460	138,557
Cochlear Ltd.	1,919	100,488
Coles Group Ltd.	38,192	502,144
Commonwealth Bank of Australia	41,915	1,704,489
Commonwealth Property Office Fund	53,396	59,188
Computershare Ltd.	14,173	124,421
CSL Ltd.	6,200	413,203
CSR Ltd.	31,897	88,005
DB RREEF Trust	67,046	93,576
Downer EDI Ltd.	6,016	33,195
Fairfax Media Ltd.	35,401	142,642
Foster's Group Ltd.	71,633	397,014
Futuris Corp., Ltd.	19,889	34,759
GPT Group	64,449	257,600
Harvey Norman Holdings Ltd.	16,119	61,558
Iluka Resources Ltd.	2,479	11,814
ING Industrial Fund	33,842	64,620
Insurance Australia Group Ltd.	57,176	271,090
Investa Property Group	37,267	73,271
Leighton Holdings Ltd.	4,873	132,161
Lend Lease Corp., Ltd.	12,613	204,002
Lion Nathan Ltd.	12,132	86,773
Macquarie Airports	24,810	80,094
Macquarie Bank Ltd.	8,662	579,947
Macquarie Communications Infrastructure Group	8,274	43,782
Macquarie Goodman Group	51,025	288,577
Macquarie Infrastructure Group	96,251	299,046
Macquarie Office Trust	39,145	47,983
Mirvac Group	32,445	137,557
Multiplex Group	12,801	46,297
National Australia Bank Ltd.	53,717	1,755,882
Newcrest Mining Ltd.	12,364	237,988
Onesteel Ltd.	11,818	49,340
Orica Ltd.	10,158	208,348
Origin Energy Ltd.	28,833	210,192
Pacific Brands Ltd.	8,016	19,911
Paladin Resources Ltd.*	10,616	83,575
Paperlinx Ltd.	8,341	28,142
Perpetual Ltd.	1,300	81,622
Publishing & Broadcasting Ltd.	3,450	55,409
Qantas Airways Ltd.	23,964	101,794
QBE Insurance Group Ltd.	27,488	701,467
Rinker Group Ltd.	30,140	440,172
Rio Tinto Ltd.	9,495	605,450
Santos Ltd.	20,039	164,568

Sonic Healthcare Ltd.	9,366	111,776
Stockland (a)	48,176	317,681
Stockland* (a)	958	6,317
Suncorp Metway Ltd.	31,531	530,644
Sydney Roads Group	24,495	26,756
Symbion Health Ltd.	22,896	67,246
TABCORP Holding Ltd.	19,194	256,088
Tattersall's Ltd.	31,041	129,344
Telstra Corp., Ltd.	101,724	383,541
Telstra Corp., Ltd. (Installment Receipt)	46,882	121,762
Toll Holdings Ltd.	18,776	311,429
Transurban Group	28,642	179,832
Wesfarmers Ltd.	13,044	398,403
Westfield Group	51,198	852,098
Westpac Banking Corp., Ltd.	61,881	1,319,290
Woodside Petroleum Ltd.	15,663	500,454
Woolworths Ltd.	40,482	890,581
WorleyParsons Ltd.	5,139	115,550
Zinifex Ltd.	15,151	193,442

(Cost $12,533,225)		25,721,343
Austria 0.6%
Andritz AG	270	67,732
Boehler-Uddeholm AG	1,540	148,119
BWIN Interactive Entertainment AG*	560	26,332
Erste Bank der oesterreichischen Sparkassen AG	6,444	501,859
Flughafen Wien AG	250	24,483
IMMOEAST Immobilien Anlagen AG*	8,200	122,685
Immofinanz Immobilien Anlagen AG*	16,045	257,205
Mayr-Melnhof Karton AG	150	33,467
Meinl European Land Ltd.*	10,293	286,273
Oesterreichische Elektrizititaetswirtschafts AG "A"	2,790	125,079
OMV AG	5,630	354,607
Raiffeisen International Bank-Holding AG	1,210	170,334
RHI AG*	560	27,656
Telekom Austria AG	12,777	319,345
Voestalpine AG	3,000	217,610
Wiener Staedtische Versicherung AG	830	58,875
Wienerberger AG	2,560	159,875

(Cost $1,570,964)		2,901,536
Belgium 1.3%
Agfa Gevaert NV	2,975	67,123
Barco NV	214	19,765
Bekaert NV	369	50,165
Belgacom SA	5,272	234,166
Cofinimmo	119	24,783
Colruyt NV	515	117,855
Compagnie Maritime Belge SA	830	55,105
Delhaize Group	2,630	241,749
Dexia	20,304	605,930
Euronav SA	830	27,930
Fortis	40,237	1,837,733
Groupe Bruxelles Lambert SA	2,485	290,763
InBev NV	6,378	460,509
KBC Groep NV	6,196	770,665

Mobistar SA	744	62,912
Omega Pharma SA	424	32,659
SA D'Ieteren NV	90	37,270
Solvay SA	2,266	348,230
UCB SA	4,084	237,701
Umicore	632	112,371

(Cost $3,007,234)		5,635,384
Bermuda 0.0%
Frontline Ltd.	1,700	60,412
SeaDrill Ltd.*	9,100	149,713
Ship Finance International Ltd.	182	5,004

(Cost $167,641)		215,129
China 0.0%
Shui On Land Ltd.* (Cost $37,292)	41,000	34,107
Denmark 0.9%
A P Moller-Maersk AS	38	396,504
Bang & Olufsen AS "B"	261	32,334
Carlsberg AS "B"	1,150	125,149
Codan AS	220	20,786
Coloplast AS "B"	812	68,931
Dampskibsselskabet Torm AS	435	30,143
Danisco AS	1,826	143,880
Danske Bank AS	16,924	787,374
DSV AS	648	113,620
FLSmidth & Co. AS "B"	1,144	77,528
GN Store Nord AS*	7,253	102,727
H. Lundbeck AS	1,617	37,832
Jyske Bank AS (Registered)*	1,989	160,111
NKT Holding AS	557	44,738
Novo Nordisk AS "B"	8,337	760,797
Novozymes AS "B"	1,768	158,170
Ostasiatiske Kompagni	461	22,150
Sydbank AS	1,965	105,688
Topdanmark AS*	613	118,693
Trygvesta AS	910	75,293
Vestas Wind Systems AS*	6,594	369,437
William Demant Holding AS*	765	67,890

(Cost $1,599,478)		3,819,775
Finland 1.5%
Amer Sports Oyj	2,100	46,035
Cargotec Corp. "B"	1,200	72,473
Elisa Oyj "A"	5,062	146,669
Fortum Oyj	15,326	446,931
KCI Konecranes Oyj	900	30,177
Kesko Oyj "B"	2,241	119,536
Kone Oyj "B"	2,438	139,293
Metso Oyj	4,724	249,582
Neste Oil Oyj	4,099	141,272
Nokia Oyj	137,455	3,163,760
Nokian Renkaat Oyj	3,100	84,893
Oko Bank "A"	2,300	39,205
Orion Oyj "B"*	2,200	53,017

Outokumpu Oyj	3,200	109,989
Rautaruukki Oyj	2,400	111,859
Sampo Oyj "A"	15,226	462,117
SanomaWSOY Oyj	800	23,735
Stora Enso Oyj "R"	21,206	368,264
TietoEnator Oyj	2,240	65,232
UPM-Kymmene Oyj	18,017	458,977
Uponor Oyj	1,800	63,624
Wartsila Oyj "B"	2,302	142,348
YIT Oyj	3,400	117,181

(Cost $3,715,231)		6,656,169
France 9.3%
Accor SA	6,649	635,423
Air France	3,869	176,501
Air Liquide SA	4,055	988,579
Alcatel-Lucent	77,607	913,344
Alstom*	3,691	479,010
Atos Origin SA*	2,155	144,312
Axa	55,423	2,349,929
BNP Paribas SA	27,293	2,850,757
Bouygues SA	6,706	518,232
Business Objects SA*	2,513	91,478
Cap Gemini SA	4,636	352,939
Carrefour SA	19,976	1,461,001
Casino Guichard-Perrachon SA	1,216	122,772
CNP Assurances	1,552	180,745
Compagnie de Saint-Gobain	10,588	1,034,915
Compagnie Generale des Etablissements Michelin "B"	4,762	525,890
Credit Agricole SA	22,178	864,797
Dassault Systemes SA	1,772	95,277
Essilor International SA	3,418	392,670
France Telecom SA	54,748	1,445,881
Gaz De France	5,796	268,977
Gecina SA	171	31,800
Groupe Danone	7,911	1,292,455
Hermes International	1,931	267,187
Imerys SA	1,022	94,884
Klepierre	626	121,121
L'Oreal SA	9,655	1,054,124
Lafarge SA	5,058	795,200
Lagardere S.C.A.	4,255	327,628
LVMH Moet- Hennessy Louis Vuitton SA	8,241	914,276
M6 Metropole Television	416	15,238
Neopost SA	859	122,782
PagesJaunes SA	3,445	75,197
Pernod Ricard SA	2,974	603,153
PPR	2,309	369,243
PSA Peugeot Citroen	4,623	325,827
Publicis Groupe	4,718	227,900
Renault SA	6,267	732,949
Safran SA	5,325	129,962
Sanofi-Aventis	33,687	2,929,551
Schneider Electric SA* (a)	434	53,338
Schneider Electric SA (a)	7,616	966,819

SCOR	1,557	42,056
Societe BIC SA	1,073	75,037
Societe des Autoroutes Paris-Rhin-Rhone	559	50,928
Societe Generale	12,238	2,114,958
Societe Television Francaise 1	4,061	135,948
Sodexho Alliance SA	2,739	200,544
Suez SA	33,851	1,785,280
Suez SA VVPR Strip*	3,124	42
Technip SA	3,470	254,576
Thales SA	2,531	146,940
Thomson	7,043	135,575
Total SA	71,986	5,043,723
Total SA VVPR Strip*	3,888	0
Unibail	1,574	477,044
Valeo SA	2,050	120,247
Vallourec SA	1,182	302,500
Veolia Environnement	9,380	697,435
Vinci SA	6,681	1,035,457
Vivendi	38,467	1,563,167
Zodiac SA	882	63,482

(Cost $23,832,304)		41,589,002
Germany 7.2%
Adidas AG	7,002	382,844
Allianz AG (Registered)	14,305	2,937,296
Altana AG	2,377	154,384
BASF AG	16,240	1,828,388
Bayer AG	24,171	1,544,698
Beiersdorf AG	3,087	210,518
Bilfinger Berger AG	1,345	122,392
Celesio AG	2,716	170,669
Commerzbank AG	20,934	926,190
Continental AG	4,450	575,193
DaimlerChrysler AG (Registered)	29,953	2,456,781
Depfa Bank PLC	10,343	184,729
Deutsche Bank AG (Registered) (b)	17,222	2,319,926
Deutsche Boerse AG	3,431	786,036
Deutsche Lufthansa AG (Registered)	7,209	195,781
Deutsche Post AG (Registered)	26,101	790,087
Deutsche Postbank AG	2,433	212,135
Deutsche Telekom AG (Registered)	94,296	1,559,451
Douglas Holdings AG	650	38,162
E.ON AG	20,623	2,803,961
Fresenius Medical Care AG & Co.	1,957	284,745
Heidelberger Druckmaschinen AG	1,322	60,573
Hochtief AG	1,416	143,570
Hypo Real Estate Holding AG	4,282	273,078
Infineon Technologies AG*	24,897	387,463
IVG Immobilien AG	2,333	111,728
KarstadtQuelle AG*	2,059	75,914
Linde AG	3,459	372,660
MAN AG	4,198	488,448
Merck KGaA	2,189	282,241
Metro AG	5,402	382,534
MLP AG	1,150	28,820

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,801	1,150,266
Premiere AG*	1,539	33,511
Puma AG	346	126,510
Rheinmetall AG	1,001	92,801
RWE AG	14,803	1,565,950
Salzgitter AG	1,333	194,665
SAP AG	29,557	1,317,572
Siemens AG (Registered)	28,015	2,994,656
Solarworld AG	868	67,403
Suedzucker AG	1,245	23,783
ThyssenKrupp AG	11,910	589,305
TUI AG	6,799	168,116
Volkswagen AG	5,721	859,770
Wincor Nixdorf AG	842	78,465

(Cost $18,277,546)		32,354,168
Gibraltar 0.0%
PartyGaming PLC (Cost $54,079)	22,387	22,798
Greece 0.7%
Alpha Bank AE	13,633	431,616
Coca-Cola Hellenic Bottling Co. SA	3,910	164,530
Cosmote Mobile Telelcommunications SA	3,400	101,829
EFG Eurobank Ergasias	7,436	303,962
Hellenic Exchanges Holding SA	790	18,130
Hellenic Petroleum SA	3,920	55,926
Hellenic Technodomiki SA	3,910	57,455
Hellenic Telecommunications Organization SA*	11,360	310,789
Intracom Holdings SA (Registered)*	2,190	11,702
Motor Oil (Hellas) Corinth Refineries SA	510	14,184
National Bank of Greece SA	13,167	698,289
OPAP SA	7,969	305,736
Piraeus Bank SA	7,010	243,472
Public Power Corp. (PPC)	3,486	85,312
Titan Cement Co. SA	2,040	110,095
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	50,718

(Cost $1,516,247)		2,963,745
Hong Kong 1.7%
ASM Pacific Technology Ltd.	5,000	29,500
Bank of East Asia Ltd.	47,371	275,550
BOC Hong Kong (Holdings) Ltd.	119,000	288,457
Cathay Pacific Airways Ltd.	35,000	88,245
Cheung Kong (Holdings) Ltd.	50,000	632,879
Cheung Kong Infrastrucure Holdings Ltd.	10,000	34,812
CLP Holdings Ltd.	60,600	443,632
Esprit Holdings Ltd.	34,815	406,810
Foxconn International Holdings Ltd.*	72,000	221,156
Giordano International Ltd.	26,000	12,645
Hang Lung Properties Ltd.	75,000	209,733
Hang Seng Bank Ltd.	25,600	363,678
Henderson Land Development Co., Ltd.	29,000	169,246
Hong Kong & China Gas Co., Ltd.	117,887	263,430
Hong Kong Electric Holding Ltd.	46,500	238,645
Hong Kong Exchanges & Clearing Ltd.	36,000	350,163
Hopewell Holdings Ltd.	21,000	81,167

Hutchison Telecommunications International Ltd.*	36,000	72,889
Hutchison Whampoa Ltd.	70,100	673,771
Hysan Development Co., Ltd.	13,660	37,063
Johnson Electric Holdings Ltd.	36,000	23,912
Kerry Properties Ltd.	13,156	67,434
Kingboard Chemical Holdings Ltd.	12,900	54,152
Li & Fung Ltd.	75,120	236,027
Link (REIT)	69,500	167,045
Melco International Development Ltd.	17,000	30,591
MTR Corp., Ltd.	45,403	113,660
New World Development Co., Ltd.	86,350	195,831
Orient Overseas International Ltd.	4,400	40,883
PCCW Ltd.	119,443	71,695
Shangri-La Asia Ltd.	44,499	109,916
Shun Tak Holdings Ltd.	18,000	24,005
Sino Land Co., Ltd.	32,971	71,145
Solomon Systech International Ltd.	28,000	4,408
Sun Hung Kai Properties Ltd.	45,297	523,494
Swire Pacific Ltd. "A"	31,000	347,751
Techtronic Industries Co., Ltd.	30,000	36,360
Television Broadcasts Ltd.	9,000	56,268
Wharf Holdings Ltd.	40,102	148,070
Wing Hang Bank Ltd.	5,000	61,112
Yue Yuen Industrial (Holdings) Ltd.	21,000	71,088

(Cost $4,867,407)		7,348,318
Ireland 0.9%
Allied Irish Banks PLC	29,501	874,878
Bank of Ireland PLC (a)	8,280	178,632
Bank of Ireland PLC (a)	25,729	554,046
C&C Group PLC	10,910	165,708
CRH PLC	18,788	803,134
DCC PLC	2,974	104,723
Elan Corp. PLC*	14,083	180,603
Experian Group Ltd.	34,922	402,363
Grafton Group PLC (Units)*	6,932	104,176
Greencore Group PLC	4,345	26,700
IAWS Group PLC	3,475	80,772
Independent News & Media PLC	19,065	86,591
Irish Life & Permanent PLC	9,885	271,360
Kerry Group PLC	3,677	102,168
Kingspan Group PLC	2,897	76,819
Paddy Power PLC	1,301	34,429
Ryanair Holdings PLC*	10,294	80,170
Total Produce PLC*	7,415	8,221

(Cost $2,567,771)		4,135,493
Italy 3.7%
Alleanza Assicurazioni SpA	14,389	183,662
Assicurazioni Generali SpA	31,852	1,354,776
Autogrill SpA	3,093	59,250
Autostrade SpA	9,918	317,975
Banca Monte dei Paschi di Siena SpA	33,891	212,332
Banca Popolare di Milano	14,402	222,979
Banche Popolari Unite SCPA	18,357	543,167
Banco Popolare di Verona e Novara	11,802	366,553

Benetton Group SpA	1,610	26,067
Bulgari SpA	3,349	48,361
Capitalia SpA	55,508	501,627
Enel SpA	143,461	1,535,056
Eni SpA	86,025	2,799,366
Fiat SpA*	18,041	454,768
Finmeccanica SpA	10,294	309,540
Fondiaria-Sai SpA	2,010	92,286
Gruppo Editoriale L'Espresso SpA	2,322	12,376
Intesa Sanpaolo	235,647	1,789,576
Intesa Sanpaolo (RNC)	30,179	225,762
Italcementi SpA	2,001	59,929
Lottomatica SpA	1,588	63,258
Luxottica Group SpA	4,890	155,926
Mediaset SpA	26,726	290,792
Mediobanca SpA	16,786	373,801
Mediolanum SpA	6,085	49,341
Mondadori (Arnoldo) Editore SpA	3,666	38,296
Pirelli & C. Accomandita per Azioni	84,527	93,381
SeatPagine Gialle SpA	129,754	79,993
Snam Rete Gas SpA	33,626	213,479
Telecom Italia SpA	357,309	1,019,060
Telecom Italia SpA (Saving Shares)	197,928	489,408
Terna SpA	33,898	125,886
Tiscali SpA*	2,936	11,099
UniCredito Italiano SpA	258,345	2,458,910

(Cost $9,568,831)		16,578,038
Japan 22.0%
Access Co., Ltd.*	3	13,442
ACOM Co., Ltd.	2,300	97,785
Aderans Co., Ltd.	1,900	46,113
Advantest Corp.	5,300	235,226
AEON Co., Ltd.	22,600	450,696
AEON Credit Services Co., Ltd.	2,730	46,010
Aiful Corp.	1,950	60,400
Aisin Seiki Co., Ltd.	6,300	220,799
Ajinomoto Co., Inc.	23,000	264,664
Alfresa Holdings Corp.	1,000	63,646
All Nippon Airways Co., Ltd.	25,000	98,226
Alps Electric Co., Ltd.	6,000	70,265
Amada Co., Ltd.	15,000	171,461
Amano Corp.	3,200	39,077
Aoyama Trading Co., Ltd.	2,200	69,823
ARRK Corp.	1,000	12,076
Asahi Breweries Ltd.	14,100	226,146
Asahi Glass Co., Ltd.	33,000	464,588
Asahi Kasei Corp.	43,000	313,086
Asatsu-DK, Inc.	1,100	34,725
ASICS Corp.	3,000	33,579
Astellas Pharma, Inc.	17,800	767,346
Autobacs Seven Co., Ltd.	1,100	39,392
Bank of Yokohama Ltd.	40,000	298,371
Benesse Corp.	1,900	70,621
Bridgestone Corp.	20,900	417,681

Canon Marketing Japan, Inc.	2,000	41,921
Canon, Inc.	35,800	1,923,065
Casio Computer Co., Ltd.	9,200	201,426
Central Glass Co., Ltd.	9,000	60,871
Central Japan Railway Co.	53	602,682
Chiyoda Corp.	5,000	109,683
Chubu Electric Power Co., Inc.	22,800	783,605
Chugai Pharmaceutical Co., Ltd.	8,000	202,308
Citizen Watch Co., Ltd.	9,300	87,286
COMSYS Holdings Corp.	3,000	32,205
Credit Saison Co., Ltd.	6,300	207,434
CSK Holdings Corp.	2,100	88,035
Dai Nippon Printing Co., Ltd.	21,000	330,397
Daicel Chemical Industries Ltd.	6,000	40,988
Daido Steel Co., Ltd.	8,000	51,935
Daiichi Sankyo Co., Ltd.	23,200	710,726
Daikin Industries Ltd.	8,700	302,699
Daimaru, Inc.	9,000	116,624
Dainippon Ink & Chemical, Inc.	21,000	83,401
Dainippon Screen Manufacturing Co., Ltd.	5,000	37,805
Daito Trust Construction Co., Ltd.	2,700	127,164
Daiwa House Industry Co., Ltd.	18,000	295,265
Daiwa Securities Group, Inc.	45,000	543,406
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	79,633
Denso Corp.	16,300	605,855
DENTSU, Inc.	69	193,228
Dowa Holdings Co., Ltd.	9,000	91,497
eAccess Ltd.	30	19,934
East Japan Railway Co.	116	903,666
Ebara Corp.	8,000	37,950
EDION Corp.	1,000	13,960
Eisai Co., Ltd.	8,900	426,723
Electric Power Development Co., Ltd.	4,700	236,516
Elpida Memory, Inc.*	2,400	93,075
FamilyMart Co., Ltd.	2,300	64,019
FANUC Ltd.	6,100	567,863
Fast Retailing Co., Ltd.	1,900	147,531
Fuji Electric Holdings Co., Ltd.	13,000	60,345
Fuji Television Network, Inc.	21	48,651
Fujifilm Holdings Corp.	16,300	666,718
Fujikura Ltd.	10,000	70,519
Fujitsu Ltd.	66,000	439,664
Hakuhodo Dy Holdings, Inc.	500	34,963
Hankyu Department Stores, Inc.	2,000	18,568
Hankyu Hanshin Holdings, Inc.	41,200	249,284
Haseko Corp.*	21,000	76,629
Hikari Tsushin, Inc.	500	22,785
Hino Motors Ltd.	6,000	31,976
Hirose Electric Co., Ltd.	900	108,223
Hitachi Chemical Co., Ltd.	3,400	79,922
Hitachi Construction Machinery Co., Ltd.	2,000	54,141
Hitachi High-Technologies Corp.	1,000	27,325
Hitachi Ltd.	112,000	868,703
Hokkaido Electric Power Co., Inc.	4,800	127,495
Hokugin Financial Group, Inc.	31,000	106,806

Honda Motor Co., Ltd.	52,300	1,824,109
House Food Corp.	3,000	51,171
Hoya Corp.	14,100	467,846
IBIDEN Co., Ltd.	3,900	202,215
Index Holdings	22	11,463
INPEX Holdings, Inc.*	28	242,362
Isetan Co., Ltd.	7,700	134,279
Ishikawajima-Harima Heavy Industries Co., Ltd.	50,000	207,909
ITO EN Ltd.	1,600	52,138
Itochu Corp.	51,000	505,499
Itochu Techno-Science Corp.	800	38,357
JAFCO Co., Ltd.	600	33,198
Japan Airlines Corp.*	19,000	39,503
Japan Prime Realty Investment Corp. (REIT)	10	43,958
Japan Real Estate Investment Corp. (REIT)	13	172,098
Japan Retail Fund Investment Corp. (REIT)	12	118,126
Japan Steel Works Ltd.	9,000	108,223
Japan Tobacco, Inc.	150	737,016
JFE Holdings, Inc.	18,925	1,119,376
JGC Corp.	6,000	98,472
JS Group Corp.	9,348	202,683
JSR Corp.	7,200	166,191
JTEKT Corp.	7,100	124,419
Kajima Corp.	33,000	168,584
Kamigumi Co., Ltd.	6,000	51,629
Kaneka Corp.	8,000	76,307
Kansai Electric Power Co., Inc.	25,600	736,456
Kansai Paint Co., Ltd.	5,000	42,727
Kao Corp.	17,000	497,709
Katokichi Co., Ltd.	3,300	20,751
Kawasaki Heavy Industries Ltd.	51,000	215,962
Kawasaki Kisen Kaisha Ltd.	13,000	123,337
KDDI Corp.	84	670,774
Keihin Electric Express Railway Co., Ltd.	12,000	92,057
Keio Electric Railway Co., Ltd.	16,000	111,202
Keisei Electric Railway Co., Ltd.	5,000	32,290
Keyence Corp.	1,370	309,134
Kikkoman Corp.	6,000	76,884
Kinden Corp.	6,000	53,819
Kintetsu Corp.	43,900	138,212
Kirin Brewery Co., Ltd.	27,000	389,969
Kobe Steel Ltd.	97,000	390,996
Kokuyo Corp.	3,000	39,689
Komatsu Ltd.	30,000	631,365
Komori Corp.	2,000	46,589
Konami Co., Ltd.	3,200	85,540
Konica Minolta Holdings, Inc.*	17,000	223,320
Kubota Corp.	37,000	324,347
Kuraray Co., Ltd.	15,000	162,042
Kurita Water Industries Ltd.	4,400	106,415
Kyocera Corp.	5,500	518,542
Kyowa Hakko Kogyo Co., Ltd.	10,000	92,498
Kyushu Electric Power Co.	13,200	375,255
Lawson, Inc.	1,900	73,040
Leopalace21 Corp.	5,000	165,479

Mabuchi Motor Co., Ltd.	1,200	74,236
Makita Corp.	4,000	148,337
Marubeni Corp.	52,000	315,954
Marui Co., Ltd.	10,400	127,529
Matsui Securities Co., Ltd.	1,900	16,656
Matsumotokiyoshi Co., Ltd.	2,100	48,116
Matsushita Electric Industrial Co., Ltd.	66,614	1,342,568
Matsushita Electric Works Ltd.	10,000	114,647
Mediceo Patac Holdings Co., Ltd.	5,100	97,161
Meiji Dairies Corp.	8,000	62,797
Meiji Seika Kaisha Ltd.	12,000	55,703
Meitec Corp.	1,100	35,472
Millea Holdings, Inc.	22,900	847,284
Minebea Co., Ltd.	8,000	49,559
Mitsubishi Chemical Holdings Corp.	40,000	340,462
Mitsubishi Corp.	45,900	1,065,313
Mitsubishi Electric Corp.	65,000	669,637
Mitsubishi Estate Co., Ltd.	39,000	1,280,804
Mitsubishi Gas Chemical Co., Inc.	13,000	124,661
Mitsubishi Heavy Industries Ltd.	108,000	698,371
Mitsubishi Logistics Corp.	5,000	85,073
Mitsubishi Materials Corp.	33,000	156,543
Mitsubishi Rayon Co., Ltd.	17,000	113,247
Mitsubishi UFJ Financial Group, Inc.	287	3,239,223
Mitsubishi UFJ Securities Co., Ltd.	7,000	79,956
Mitsui & Co., Ltd.	53,000	989,477
Mitsui Chemicals, Inc.	24,000	209,776
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	59,284
Mitsui Fudosan Co., Ltd.	29,000	851,494
Mitsui Mining & Smelting Co., Ltd.	19,000	104,319
Mitsui O.S.K. Lines Ltd.	39,000	432,892
Mitsui Sumitomo Insurance Co., Ltd.	41,260	517,851
Mitsui Trust Holdings, Inc.	23,100	227,785
Mitsukoshi Ltd.	13,000	59,683
Mitsumi Electric Co., Ltd.	1,400	46,334
Mizuho Financial Group, Inc.	318	2,048,218
Murata Manufacturing Co., Ltd.	6,900	503,564
Namco Bandai Holdings, Inc.	5,350	83,492
NEC Corp.	70,000	375,424
NEC Electronics Corp.*	1,800	43,534
Net One Systems Co., Ltd.	18	21,385
NGK Insulators Ltd.	10,000	206,212
NGK Spark Plug Co., Ltd.	6,000	112,271
NHK Spring Co., Ltd.	3,000	30,117
Nichirei Corp.	9,000	52,622
Nidec Corp.	4,000	257,977
Nikko Cordial Corp.	29,500	421,321
Nikon Corp.	11,000	231,967
Nintendo Co., Ltd.	3,300	959,139
Nippon Building Fund, Inc. (REIT)	16	264,766
Nippon Electric Glass Co., Ltd.	9,000	157,714
Nippon Express Co., Ltd.	25,000	156,780
Nippon Meat Packers, Inc.	5,000	61,142
Nippon Mining Holdings, Inc.	31,000	267,541
Nippon Oil Corp.	45,000	365,071

Nippon Paper Group, Inc.	29	103,114
Nippon Sheet Glass Co., Ltd.	10,000	52,444
Nippon Shokubai Co., Ltd.	2,000	21,589
Nippon Steel Corp.	206,000	1,447,454
Nippon Telegraph & Telephone Corp.	171	904,048
Nippon Yusen Kabushiki Kaisha	35,000	280,677
Nishi-Nippon City Bank Ltd.	12,000	53,259
Nishimatsu Construction Co., Ltd.	5,000	16,166
Nissan Chemical Industries Ltd.	4,000	51,663
Nissan Motor Co., Ltd.	77,300	828,495
Nisshin Seifun Group, Inc.	5,000	50,874
Nisshin Steel Co., Ltd.	29,000	125,017
Nisshinbo Industries	3,000	37,602
Nissin Food Products Co., Ltd.	3,600	131,976
Nitori Co., Ltd.	700	34,810
Nitto Denko Corp.	6,100	286,261
NOK Corp.	3,300	56,148
Nomura Holdings, Inc.	59,800	1,245,833
Nomura Real Estate Office Fund, Inc. (REIT)	5	64,070
Nomura Research Institute Ltd.	3,800	111,897
NSK Ltd.	18,000	171,690
NTN Corp.	13,000	112,525
NTT Data Corp.	42	213,493
NTT DoCoMo, Inc.	634	1,172,878
NTT Urban Development Corp.	25	58,554
Obayashi Corp.	21,000	135,438
Obic Co., Ltd.	200	39,562
Odakyu Electric Railway Co., Ltd.	25,000	182,663
Oji Paper Co., Ltd.	25,000	132,595
Oki Electric Industry Co., Ltd.	15,000	28,895
OKUMA Corp.	2,000	23,388
Okumura Corp.	1,000	5,482
Olympus Corp.	8,000	273,591
Omron Corp.	6,400	172,166
Onward Kashiyama Co.	4,000	55,635
Oracle Corp.	1,100	52,928
Oriental Land Co., Ltd.	1,600	95,180
ORIX Corp.	3,000	781,568
Osaka Gas Co.	59,000	228,810
OSG Corp.	1,000	15,156
Otsuka Corp.	300	28,717
Park24 Co., Ltd.	1,400	18,831
Pioneer Corp.	5,400	70,570
Promise Co., Ltd.	2,700	101,731
Q.P. Corp.	2,000	18,143
Rakuten, Inc.	236	112,352
Resona Holdings, Inc.	156	419,654
Ricoh Co., Ltd.	23,000	518,203
ROHM Co., Ltd.	3,900	353,793
Ryohin Keikaku Co., Ltd.	400	25,289
Sanken Electric Co., Ltd.	2,000	20,978
Sankyo Co., Ltd.	1,300	57,145
Santen Pharmaceutical Co., Ltd.	2,000	51,426
Sanyo Electric Co., Ltd.*	50,000	85,285
Sapporo Hokuyo Holdings, Inc.	7	70,095

Sapporo Holdings Ltd.	5,000	35,175
SBI E*Trade Securities Co., Ltd.	48	61,100
SBI Holdings, Inc.	313	118,730
Secom Co., Ltd.	7,300	338,858
Sega Sammy Holdings, Inc.	6,000	140,020
Seiko Epson Corp.	3,300	97,174
Seino Holdings Co., Ltd.	4,000	37,780
Sekisui Chemical Co., Ltd.	14,000	111,558
Sekisui House Ltd.	19,000	295,706
Seven & I Holdings Co., Ltd.	27,200	828,649
SFCG Co., Ltd.	130	23,189
Sharp Corp.	34,000	654,956
Shimachu Co., Ltd.	700	20,731
Shimamura Co., Ltd.	600	65,988
Shimano, Inc.	2,500	77,223
Shimizu Corp.	18,000	110,438
Shin-Etsu Chemical Co., Ltd.	12,900	787,093
Shinko Electric Industries Co., Ltd.	1,000	22,573
Shinko Securities Co., Ltd.	12,000	60,794
Shinsei Bank Ltd.	55,000	263,705
Shionogi & Co., Ltd.	9,000	161,914
Shiseido Co., Ltd.	13,000	264,214
Showa Denko KK	34,000	127,817
Showa Shell Sekiyu KK	5,000	61,227
SMC Corp.	1,800	241,497
Softbank Corp.	23,200	596,538
Sojitz Corp.*	20,200	84,167
Sompo Japan Insurance, Inc.	30,000	373,982
Sony Corp.	33,600	1,707,943
Stanley Electric Co., Ltd.	4,700	95,524
Sumco Corp.	3,600	149,694
Sumitomo Bakelite Co., Ltd.	2,000	14,460
Sumitomo Chemical Co., Ltd.	52,000	392,736
Sumitomo Corp.	36,000	647,658
Sumitomo Electric Industries Ltd.	25,000	380,176
Sumitomo Heavy Industries Ltd.	20,000	199,253
Sumitomo Metal Industries Ltd.	141,000	728,691
Sumitomo Metal Mining Co., Ltd.	19,000	366,811
Sumitomo Mitsui Financial Group, Inc.	220	1,997,624
Sumitomo Osaka Cement Co., Ltd.	12,000	36,049
Sumitomo Realty & Development Co., Ltd.	13,000	493,126
Sumitomo Rubber Industries Ltd.	6,600	72,306
Sumitomo Titanium Corp.	400	44,433
Suzuken Co., Ltd.	1,900	67,396
T&D Holdings, Inc.	7,900	545,036
Taiheiyo Cement Corp.	29,000	128,216
Taisei Corp.	29,000	107,544
Taisho Pharmaceutical Co., Ltd.	5,000	91,650
Taiyo Nippon Sanso Corp.	6,000	54,175
Taiyo Yuden Co., Ltd.	4,000	83,333
Takara Holdings, Inc.	4,000	28,242
Takashimaya Co., Ltd.	10,000	123,133
Takeda Pharmaceutical Co., Ltd.	29,800	1,954,803
Takefuji Corp.	3,900	156,543
Tanabe Seiyaku Co., Ltd.	8,000	108,825

TDK Corp.	3,800	329,565
Teijin Ltd.	28,000	158,011
Terumo Corp.	6,300	245,392
The 77 Bank Ltd.	8,000	52,206
The Bank of Fukuoka Ltd.	17,000	137,194
The Bank of Kyoto Ltd.	10,000	114,817
The Chiba Bank Ltd.	26,000	229,464
The Furukawa Electric Co., Ltd.	24,000	146,639
The Goodwill Group, Inc.	67	52,763
The Gunma Bank Ltd.	10,000	70,859
The Joyo Bank Ltd.	19,000	118,669
The Shizuoka Bank Ltd.	16,000	170,401
The Sumitomo Trust & Banking Co., Ltd.	43,000	448,464
The Suruga Bank Ltd.	6,000	78,208
THK Co., Ltd.	3,300	77,711
TIS, Inc.	1,000	23,761
Tobu Railway Co., Ltd.	24,000	115,275
Toda Corp.	6,000	28,717
Toho Co., Ltd.	4,300	83,927
Toho Titanium Co., Ltd.	1,000	48,965
Tohoku Electric Power Co., Inc.	14,800	375,526
Tokuyama Corp.	8,000	139,851
Tokyo Broadcasting System, Inc.	1,800	66,599
Tokyo Electric Power Co.	41,000	1,402,155
Tokyo Electron Ltd.	5,600	391,582
Tokyo Gas Co., Ltd.	77,000	429,302
Tokyo Seimitsu Co., Ltd.	600	20,367
Tokyo Steel Manufacturing Co., Ltd.	4,400	64,820
Tokyo Style Co., Ltd.	2,000	21,894
Tokyo Tatemono Co., Ltd.	7,000	105,618
Tokyu Corp.	39,000	303,819
Tokyu Land Corp.	16,000	182,349
TonenGeneral Sekiyu K.K.	9,000	100,509
Toppan Printing Co., Ltd.	20,000	208,758
Toray Industries, Inc.	48,000	347,047
Toshiba Corp.	97,000	647,819
Tosoh Corp.	15,000	77,266
TOTO Ltd.	10,000	100,221
Toyo Seikan Kaisha Ltd.	7,000	140,147
Toyobo Co., Ltd.	20,000	59,572
Toyoda Gosei Co., Ltd.	900	21,270
Toyota Industries Corp.	6,700	317,261
Toyota Motor Corp.	95,800	6,137,899
Toyota Tsusho Corp.	7,300	186,465
Trend Micro, Inc.	3,500	95,638
Ube Industries Ltd.	29,000	92,040
Uni-Charm Co.	1,400	88,629
UNY Co., Ltd.	5,000	68,610
Ushio, Inc.	4,000	77,223
USS Co., Ltd.	800	52,206
Wacoal Holdings Corp.	4,000	50,679
West Japan Railway Corp.	60	276,986
Yahoo Japan Corp.	560	193,177
Yakult Honsha Co., Ltd.	3,000	76,629
Yamada Denki Co., Ltd.	3,100	288,849

Yamaha Corp.	5,000	111,592
Yamaha Motor Co., Ltd.	6,000	168,024
Yamato Holdings Co., Ltd.	13,000	209,606
Yamazaki Baking Co., Ltd.	5,000	45,613
Yaskawa Electric Corp.	4,000	47,250
Yokogawa Electric Corp.	6,000	91,955
ZEON Corp.	4,000	41,310

(Cost $67,711,044)		98,533,456
Luxembourg 0.0%
Stolt-Nielsen SA (Cost $40,304)	1,200	35,734
Netherlands 5.5%
ABN AMRO Holding NV	59,805	2,574,072
Aegon NV	48,633	969,299
Akzo Nobel NV	9,110	691,841
ASML Holding NV*	16,028	395,889
Buhrmann NV	2,219	29,880
Corio NV	1,310	119,015
European Aeronautic Defence & Space Co.	10,548	327,183
Fugro NV (CVA)	1,597	81,067
Getronics NV	2,768	25,181
Hagemeyer NV*	12,558	59,721
Heineken NV	8,090	423,203
ING Groep NV (CVA)	61,785	2,612,248
James Hardie Industries NV	11,685	79,038
Koninklijke (Royal) KPN NV	61,160	952,629
Koninklijke (Royal) Philips Electronics NV	38,670	1,476,883
Koninklijke Ahold NV*	50,391	589,005
Koninklijke Ahold NV (ADR)*	3,219	37,791
Koninklijke DSM NV	4,630	207,444
Mittal Steel Co., NV	25,647	1,362,542
Oce NV	1,190	21,810
QIAGEN NV*	3,029	51,469
Randstad Holdings NV	1,315	101,991
Reed Elsevier NV	23,413	414,098
Rodamco Europe NV (REIT)	1,771	246,161
Royal Dutch Shell PLC "A"	124,685	4,149,059
Royal Dutch Shell PLC "B"	92,268	3,070,341
Royal Numico NV	5,557	286,614
SBM Offshore NV	4,602	165,923
STMicroelectronics NV	22,790	438,698
TNT NV	14,648	671,753
Unilever NV (CVA)	55,654	1,620,730
Vedior NV	5,978	132,723
Wereldhave NV	579	89,141
Wolters Kluwer NV	10,029	300,902

(Cost $16,129,440)		24,775,344
New Zealand 0.2%
Auckland International Airport Ltd.	33,452	57,590
Contact Energy Ltd.	10,746	70,700
Fisher & Paykel Appliances Holdings Ltd.	4,480	11,745
Fisher & Paykel Corp., Ltd.	18,285	47,415
Fletcher Building Ltd.	15,863	124,649
Kiwi Income Property Trust	23,532	27,737

Sky City Entertainment Group Ltd.	16,753	55,887
Sky Network Television Ltd.	4,696	18,249
Telecom Corp. of New Zealand Ltd.	69,404	234,508
The Warehouse Group Ltd.	3,494	16,848
Tower Ltd.*	2,790	4,484
Vector Ltd.	3,419	7,278

(Cost $401,039)		677,090
Norway 0.9%
Aker Kvaerner ASA*	6,250	140,870
Det Norske Oljeselskap ASA*	17,000	30,569
DNB NOR ASA	22,850	322,546
Marine Harvest*	62,700	73,652
Norsk Hydro ASA	24,550	813,850
Norske Skogindustrier ASA	5,071	86,765
Ocean Rig ASA*	3,100	21,165
Orkla ASA*	6,464	455,691
Petroleum Geo-Services ASA*	5,950	155,399
Prosafe ASA	6,750	103,277
Schibsted ASA	1,200	52,910
Statoil ASA	22,750	619,437
Storebrand ASA	8,450	135,405
Tandberg ASA	3,600	75,218
Telenor ASA	25,850	459,306
TGS Nopec Geophysical Co. ASA*	2,650	61,255
Tomra Systems ASA	5,300	38,148
Yara International ASA	7,300	201,467

(Cost $1,708,903)		3,846,930
Portugal 0.3%
Banco BPI SA (Registered)	9,159	79,528
Banco Comercial Portugues SA	74,017	267,953
Banco Espirito Santo e Comercial de Lisboa SA	6,415	122,458
Brisa-Auto Estrada de Portugal SA	10,591	138,933
CIMPOR-Cimentos de Portugal	7,563	63,447
EDP - Energias de Portugal SA	67,887	364,561
Jeronimo Martins, SGPS SA	1,588	41,366
Portugal Telecom, SGPS SA (Registered)	27,497	368,420
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	41,993
Sonae Industria-SGPS SA*	1,634	20,147
Sonae SGPS SA	24,104	54,417

(Cost $906,717)		1,563,223
Singapore 1.0%
Ascendas Real Estate Investment Trust (REIT)	36,750	57,893
Capitacommercial Trust (REIT)	41,000	75,128
Capitaland Ltd.	45,750	241,242
CapitaMall Trust (REIT)	41,300	102,355
Chartered Semiconductors Manufacturing Ltd.*	26,400	25,231
City Developments Ltd.	18,000	173,219
ComfortDelGro Corp., Ltd.	64,000	83,947
Cosco Corp., (Singapore) Ltd.	12,000	22,700
Creative Technologies Ltd.	1,000	6,426
DBS Group Holdings Ltd.	38,513	543,241
Fraser and Neave Ltd.	28,300	95,132
Haw Par Corp., Ltd.	4,245	20,146

Jardine Cycle & Carriage Ltd.	5,890	46,199
Keppel Corp.	19,750	247,339
Keppel Land Ltd.	13,000	81,403
Neptune Orient Lines Ltd.	20,000	42,712
Olam International Ltd.	7,000	14,119
Oversea-Chinese Banking Corp., Ltd.	84,008	498,350
Parkway Holdings Ltd.	18,450	39,888
SembCorp Industries Ltd.	29,449	98,995
SembCorp Marine Ltd.	19,000	44,083
Singapore Airlines Ltd.	20,000	218,831
Singapore Exchange Ltd.	32,000	138,154
Singapore Post Ltd.	28,000	20,486
Singapore Press Holdings Ltd.	58,758	170,408
Singapore Technologies Engineering Ltd.	55,000	120,357
Singapore Telecommunications Ltd.	243,301	526,004
STATS ChipPAC Ltd.*	36,000	43,186
Suntec Real Estate Investment Trust (REIT)	22,000	28,712
United Overseas Bank Ltd.	40,448	559,871
UOL Group Ltd.	16,544	55,614
Venture Corp., Ltd.	8,000	76,986
Wing Tai Holdings Ltd.	16,333	34,235

(Cost $2,494,689)		4,552,592
Spain 3.9%
Abertis Infraestructuras SA	8,048	258,560
Acciona SA	946	204,911
Acerinox SA	6,381	162,383
ACS, Actividades de Construccion y Servicios SA	8,397	509,819
Altadis SA	8,489	545,115
Antena 3 de Television SA	2,335	52,216
Banco Bilbao Vizcaya Argentaria SA	117,269	2,879,297
Banco Popular Espanol SA	27,067	558,271
Banco Santander Central Hispano SA	195,939	3,496,915
Cintra Concesiones de Infraestructuras de Transporte SA	6,495	121,642
Ebro Puleva SA	2,061	48,649
Endesa SA	24,644	1,332,629
Fomento de Construcciones y Contratas SA	1,296	133,221
Gamesa Corporacion Tecnologica SA	5,075	183,723
Gas Natural SDG SA	5,560	261,071
Grupo Ferrovial SA	1,974	199,750
Iberdrola SA	25,514	1,206,193
Iberia Lineas Aereas de Espana SA	11,243	59,926
Indra Sistemas SA	3,458	87,167
Industria de Diseno Textil SA	7,238	449,893
Mapfre SA	17,228	88,374
NH Hoteles SA	2,219	50,718
Promotora de Informaciones SA (Prisa)	2,251	50,217
Repsol YPF SA	26,562	895,587
Sacyr Vallehermoso SA	3,481	195,025
Sociedad General de Aguas de Barcelona SA*	16	570
Sociedad General de Aguas de Barcelona SA "A"	1,673	59,559
Sogecable SA*	1,251	51,906
Telefonica SA	147,155	3,243,521
Union Fenosa SA	3,621	195,274

Zeltia SA*	3,554	32,284

(Cost $8,454,045)		17,614,386
Sweden 2.6%
Alfa Laval AB	2,100	108,868
Assa Abloy AB "B"	13,200	303,403
Atlas Copco AB "A"	11,713	389,159
Atlas Copco AB "B"	6,726	214,317
Axfood AB	500	19,763
Billerud AB	1,000	15,001
Boliden AB	10,200	224,953
Castellum AB	6,000	86,785
Electrolux AB "B"	9,285	235,356
Eniro AB	6,200	78,357
Fabege AB	2,895	72,761
Getinge AB "B"	6,600	150,284
Hennes & Mauritz AB "B"	16,500	949,905
Hoganas AB "B"	600	15,209
Holmen AB "B"	1,900	78,228
Husqvarna AB "B"*	12,385	204,412
Lundin Petroleum AB*	4,600	54,513
Modern Times Group MTG AB "B"	1,200	70,201
Nordea Bank AB	71,214	1,137,131
OMX AB	3,100	64,483
Oriflame Cosmetics SA (SDR)	400	15,409
Sandvik AB	35,325	627,298
SAS AB*	1,500	27,550
Scania AB "B"	3,900	306,066
Securitas AB "B"	11,900	181,496
Securitas Direct AB "B"*	11,900	33,061
Securitas Systems AB "B"*	11,900	41,412
Skandinaviska Enskilda Banken AB "A"	15,685	502,033
Skanska AB "B"	10,600	236,051
SKF AB "B"	13,700	284,975
SSAB Svenskt Stal AB "A"	5,250	162,023
SSAB Svenskt Stal AB "B"	270	7,753
Svenska Cellulosa AB "B"	7,166	383,812
Svenska Handelsbanken AB "A"	18,383	546,267
Swedish Match AB	10,265	183,388
Tele2 AB "B"	12,300	201,688
Telefonaktiebolaget LM Ericsson "B"	515,000	1,895,443
TeliSonera AB	72,302	623,847
Trelleborg AB "B"	2,300	59,783
Volvo AB "A"	3,310	284,887
Volvo AB "B"	7,780	655,130
Wihlborgs Fastigheter AB	1,158	24,875

(Cost $5,120,347)		11,757,336
Switzerland 7.0%
ABB Ltd.	71,607	1,225,713
Adecco SA (Registered)	4,509	286,277
Ciba Specialty Chemicals AG (Registered)	2,786	183,532
Clariant AG (Registered)*	6,750	115,819
Compagnie Financiere Richemont AG "A" (Unit)	18,132	1,013,924
Credit Suisse Group (Registered)	39,278	2,818,616
Geberit AG (Registered)	137	210,830
Givaudan SA	190	175,748

Holcim Ltd. (Registered)	6,833	684,340
Kudelski SA (Bearer)	1,000	35,222
Kuehne & Nagel International AG (Registered)	1,385	113,921
Kuoni Reisen AG (Registered) "B"*	46	27,597
Logitech International SA (Registered)*	4,867	135,178
Lonza Group AG (Registered)*	1,150	110,538
Micronas Semiconductor Holdings AG (Registered)*	690	14,281
Nestle SA (Registered)	13,581	5,289,230
Nobel Biocare Holding AG	100	36,375
Nobel Biocare Holding AG (Bearer)	704	256,653
Novartis AG (Registered)	78,989	4,530,744
OC Oerlikon Corp. AG (Registered)*	276	167,624
Phonak Holding AG (Registered)	1,416	108,372
PSP Swiss Property AG*	978	59,558
Rieter Holdings AG	73	36,375
Roche Holding AG (Genusschein)	23,673	4,188,532
Schindler Holding AG	1,223	74,478
SGS Holdings SA (Registered)	141	168,367
Straumann SA (Registered)	150	43,019
Sulzer AG (Registered)	121	169,977
Swatch Group AG (Bearer)	1,085	286,842
Swatch Group AG (Registered)	1,800	96,210
Swiss Re (Registered)	11,354	1,037,151
Swisscom AG (Registered)	724	261,710
Syngenta AG (Registered)*	3,671	702,389
Synthes, Inc.	1,675	206,765
UBS AG (Registered)	67,387	4,003,902
Xstrata PLC	20,229	1,039,775
Zurich Financial Services AG (Registered)*	4,980	1,437,464

(Cost $16,616,757)		31,353,048
United Kingdom 21.1%
3i Group PLC	16,074	359,331
Acergy SA*	6,700	143,021
Aegis Group PLC	28,210	83,270
Aggreko PLC	5,648	56,461
Alliance Boots PLC	28,109	567,801
AMEC PLC	13,274	138,443
Amvescap PLC	26,872	296,128
Anglo American PLC	48,250	2,541,777
ARM Holdings PLC	42,554	112,211
Arriva PLC	6,842	100,172
AstraZeneca PLC	51,574	2,774,733
Aviva PLC	87,645	1,290,954
BAE Systems PLC	110,930	1,004,150
Balfour Beatty PLC	16,719	156,935
Barclays PLC	220,545	3,129,135
Barratt Developments PLC	8,381	182,243
BBA Aviation PLC	13,782	76,210
Bellway PLC	3,686	115,331
Berkeley Group Holdings PLC*	3,365	104,360
BG Group PLC	116,246	1,676,771
BHP Billiton PLC	81,032	1,806,668
Biffa PLC	10,112	68,452
Bovis Homes Group PLC	3,176	71,999

BP PLC	656,758	7,134,052
British Airways PLC*	19,503	186,522
British America Tobacco PLC	52,781	1,650,416
British Land Co. PLC (REIT)	17,612	529,571
British Sky Broadcasting Group PLC	38,982	432,648
Brixton PLC	6,007	60,109
BT Group PLC	282,918	1,691,098
Bunzl PLC	12,437	175,969
Burberry Group PLC	15,991	205,485
Cadbury Schweppes PLC	68,865	883,564
Capita Group PLC	21,017	282,270
Carnival PLC	6,183	297,975
Carphone Warehouse PLC	8,969	48,845
Cattles PLC	9,734	78,440
Centrica PLC	126,049	958,696
Charter PLC*	4,272	74,609
Close Brothers Group PLC	3,119	62,175
Cobham PLC	35,339	146,038
Collins Stewart PLC*	4,955	24,815
Compass Group PLC	71,400	477,715
Cookson Group PLC	4,599	56,247
CSR PLC*	3,281	42,032
Daily Mail & General Trust "A"	8,137	130,021
Davis Service Group PLC	3,601	41,277
De Lau Rue PLC	3,496	49,189
Diageo PLC	92,633	1,876,653
DSG International PLC	67,855	226,998
Electrocomponents PLC	13,826	78,766
EMAP PLC	6,146	91,494
EMI Group PLC	25,356	113,515
Enterprise Inns PLC	21,052	276,941
First Choice Holidays PLC	11,865	67,127
FirstGroup PLC	15,837	207,090
FKI PLC	16,691	38,183
Friends Provident PLC	55,115	208,782
Galiform PLC*	10,649	32,638
Gallaher Group PLC	22,324	497,730
George Wimpey PLC	11,293	141,227
GKN PLC	19,740	148,195
GlaxoSmithKline PLC	194,533	5,347,878
Great Portland Estates PLC	3,778	57,692
Group 4 Securicor PLC	43,800	173,245
Hammerson PLC	10,204	347,985
Hanson PLC	23,987	385,883
Hays PLC	56,036	172,849
HBOS PLC	125,626	2,588,320
HMV Group PLC	8,717	18,955
Home Retail Group	31,003	270,881
HSBC Holdings PLC	390,711	6,839,013
ICAP PLC	16,724	174,589
IMI PLC	11,801	134,691
Imperial Chemical Industries PLC	41,098	404,373
Imperial Tobacco Group PLC	23,283	1,042,347
Inchcape PLC	16,109	180,849
InterContinental Hotels Group PLC	12,795	316,244

International Power PLC	51,399	401,042
Intertek Group PLC	5,316	94,830
Invensys PLC*	21,459	122,673
Investec PLC	9,508	123,114
ITV PLC	130,916	280,809
J Sainsbury PLC	48,247	521,711
Johnson Mathey PLC	7,439	230,708
Kelda Group PLC	10,947	202,064
Kesa Electricals PLC	14,930	99,598
Kingfisher PLC	80,883	442,878
Ladbrokes PLC	18,509	146,602
Land Securities Group PLC	15,783	664,653
Legal & General Group PLC	226,435	708,488
Liberty International PLC	9,706	238,176
Lloyds TSB Group PLC	187,752	2,069,019
LogicaCMG PLC	44,744	156,728
London Stock Exchange Group PLC	5,600	137,970
Man Group PLC	62,396	681,462
Marks & Spencer Group PLC	58,368	777,024
Meggitt PLC	10,307	60,544
Michael Page International PLC	8,751	92,217
Misys PLC	15,595	73,269
National Express Group PLC	3,467	86,100
National Grid PLC	92,903	1,457,982
Next PLC	8,117	359,233
Old Mutual PLC	169,234	546,497
Pearson PLC	27,566	473,023
Persimmon PLC	9,981	276,154
Premier Farnell PLC	7,443	29,916
Provident Financial PLC	8,907	140,922
Prudential PLC	83,745	1,182,422
Punch Taverns PLC	9,513	233,440
Rank Group PLC	11,931	47,955
Reckitt Benckiser PLC	20,878	1,087,103
Reed Elsevier PLC	42,838	512,115
Rentokil Initial PLC	65,950	211,541
Resolution PLC	23,955	292,503
Reuters Group PLC	45,769	419,710
Rexam PLC	18,964	205,251
Rio Tinto PLC	34,187	1,952,316
Rolls-Royce Group PLC*	59,920	582,788
Royal & Sun Alliance Insurance Group PLC	99,129	316,015
Royal Bank of Scotland Group PLC	106,920	4,174,384
SABMiller PLC	30,274	664,258
Schroders PLC	4,396	109,690
Scottish & Newcastle PLC	24,213	286,600
Scottish & Southern Energy PLC	29,662	899,487
Scottish Power PLC	49,071	772,515
Serco Group PLC	16,202	146,662
Severn Trent PLC	7,111	200,665
Signet Group PLC	55,336	136,661
Slough Estates PLC	14,738	227,377
Smith & Nephew PLC	33,327	423,663
Smiths Group PLC	19,556	395,608
SSL International PLC	3,036	23,912

Stagecoach Group PLC	19,880	70,417
Standard Life PLC*	67,496	419,717
Tate & Lyle PLC	13,864	156,873
Taylor Woodrow PLC	17,689	170,391
Tesco PLC	270,360	2,363,533
The Sage Group PLC	43,592	221,533
Tomkins PLC	28,347	148,940
Travis Perkins PLC	3,582	141,823
Trinity Mirror PLC	8,191	85,751
Tullett Prebon PLC*	4,955	47,096
Unilever PLC	42,481	1,279,858
United Business Media PLC	7,221	112,684
United Utilities PLC	29,992	445,894
Vodafone Group PLC	1,782,863	4,753,890
Whitbread PLC	7,008	260,230
William Hill PLC	11,248	140,775
Wolseley PLC	22,237	521,170
WPP Group PLC	39,738	602,128
Yell Group PLC	27,929	328,661

(Cost $59,038,975)		94,508,878

Total Common Stocks (Cost $261,937,510)		439,193,022
Preferred Stocks 0.3%
Belgium 0.0%
Fortis VVPR Strip* (Cost $2)	2,223	89
Germany 0.3%
Henkel KGaA	1,985	293,460
Porsche AG	248	378,907
ProSiebensat. 1 Media AG	2,351	83,006
RWE AG	1,035	102,797
Volkswagen AG	3,626	373,117

(Cost $550,362)		1,231,287
Italy 0.0%
Compagnia Assicuratrice Unipol SpA (Cost $82,383)	27,827	101,667
United Kingdom 0.0%
Rolls Royce Group "B" (Cost $6,851)	3,547,264	7,155

Total Preferred Stocks (Cost $639,598)		1,340,198
Rights 0.0%
Australia 0.0%
Suncorp Metway Ltd.* (Cost $0)	2,585	11,085
France 0.0%
Schneider Electric SA* (Cost $3)	5	8
Sweden 0.0%
Fabege AB* (Cost $0)	2,895	2,231
United Kingdom 0.0%
Meggitt PLC* (Cost $6,749)	5,153	10,065

Total Rights (Cost $6,752)		23,389

Warrants 0.0%
Japan
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)				9,000	3,486
Cash Equivalents 3.1%
Cash Management QP Trust, 5.33% (c) (Cost $14,005,241)				14,005,241	14,005,241
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 276,589,101)				101.4	454,565,336
Other Assets and Liabilities, Net				(1.4)	(6,282,338)

Net Assets				100.0	448,282,998

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
(a)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)				Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At March 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

DJ Euro Stoxx 50 Index	6/15/2007	70	3,747,452	3,843,240	95,788
FTSE 100 Index	6/15/2007	8	985,469	995,889	10,420
Hang Seng Stock Index	4/27/2007	3	379,150	381,609	2,459
SPI 200 Index	6/21/2007	5	598,016	610,264	12,248
TOPIX Index	6/7/2007	16	2,305,651	2,330,618	24,967
Total unrealized appreciation					145,882

As of March 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	800,000	AUD	990,835	4/2/2007	1,638
USD	3,000,000	EUR	2,249,888	4/2/2007	5,754
USD	4,102,986	EUR	3,066,258	6/20/2007	6,049
USD	220,000	EUR	164,570	6/20/2007	536
USD	2,700,000	GBP	1,375,306	4/2/2007	6,383
USD	2,700,000	JPY	318,222,000	4/2/2007	1,247

USD	4,500,000	JPY	525,141,450	6/20/2007	3,284
Total unrealized appreciation					24,891

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	197,340	AUD	244,199	6/20/2007	(247)
EUR	2,018,639	USD	2,700,000	6/20/2007	(5,137)
USD	2,600,000	GBP	1,320,052	6/20/2007	(3,304)
GBP	1,273,824	USD	2,499,904	6/20/2007	(5,854)
JPY	338,318,050	USD	2,899,826	6/20/2007	(1,378)
Total unrealized depreciation					(15,920)

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

At March 31, 2007, the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	130,276,438	29.6%
Consumer Discretionary	52,035,555	11.8%
Industrials	50,917,059	11.6%
Materials	38,994,707	8.9%
Consumer Staples	36,246,431	8.2%
Energy	30,437,633	6.9%
Health Care	30,117,540	6.8%
Utilities	24,607,580	5.6%
Telecommunication Services	23,518,488	5.3%
Information Technology	23,381,789	5.3%
Total Common and Preferred Stocks	440,533,220	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007